Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
5.	Commitments and Contingencies

Operating	Leases
The Company leases office and laboratory space in Seattle, Washington.
In September 2017, the Company entered into a
non-cancelable
operating lease for 11,256 square feet of office and laboratory space. Rent is payable monthly, increasing by approximately 3% each year. As of June 30, 2021, the remaining future minimum lease payments were $0.8 million through the expiration date of August 31, 2022.
Rent expense for the three months and six months ended June 30, 2021 was $175,000 and $349,000, respectively and for the three and six months ended June 30, 2020 was $188,000 and $344,000 respectively.

Legal	Proceedings
From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and that such expenditures can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount.

Indemnifications
In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified party for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. The Company intends to enter into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers to the fullest extent permitted by Delaware corporate law. The Company currently has directors’ and officers’ insurance coverage that reduces its exposure and enables the Company to recover a portion of any future amounts paid. The Company believes the estimated fair value of these indemnification agreements in excess of applicable insurance coverage is minimal.

COVID-19
In March 2020, the
COVID-19
disease was declared a pandemic by the World Health Organization. Management continues to evaluate the potential impacts of the
COVID-19
pandemic on the development of its product candidates, and business. The Company is working closely with its manufacturing vendors to maintain adequate product supply and with healthcare providers as future studies are planned to mitigate risk to patients while adhering to regulatory, institutional and government guidance and policies. The Company remains committed to its development plans and acknowledges the potential risk for delays in the product supply chain and in anticipated timelines for its preclinical studies and clinical trials.

5.	Commitments and Contingencies
Operating Leases
The Company leases office and laboratory space in Seattle, Washington.
In September 2017, the Company entered into a
non-cancelable
operating lease for 11,256 square feet of office and laboratory space. Rent is payable monthly, increasing by approximately 3% each year. As of December 31, 2020, the remaining future minimum lease payments were $1.2 million through the expiration date of August 31, 2022.
Rent expense for the years ended December 31, 2019 and 2020 was $601,000 and $632,000, respectively.

Legal	Proceedings
From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and that such expenditures can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount.
On November 19, 2019, a lawsuit was filed in the King County Superior Court for the State of Washington against the Company. The plaintiff, a former investment advisor, alleged that he was entitled to payment in connection with the Company’s December 2016 financing round. The lawsuit asserted, among other things, causes of action against the Company for breach of implied/quasi contract. Plaintiff sought monetary damages, attorneys’ fees, and equitable relief. On November 5, 2020, the Company and Plaintiff entered into a confidential settlement agreement that was not material.

Indemnifications
In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified party for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. The Company intends to enter into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers to the fullest extent permitted by Delaware corporate law. The Company currently has directors’ and officers’ insurance coverage that reduces its exposure and enables the Company to recover a portion of any future amounts paid. The Company believes the estimated fair value of these indemnification agreements in excess of applicable insurance coverage is minimal.

COVID-19
In March 2020, the
COVID-19
disease was declared a pandemic by the World Health Organization. Management continues to evaluate the potential impacts of the
COVID-19
pandemic on the development of its product candidates, and business. The Company is working closely with its manufacturing vendors to maintain adequate product supply and with healthcare providers as future studies are planned to mitigate risk to patients while adhering to regulatory, institutional and government guidance and policies. The Company remains committed to its development plans and acknowledges the potential risk for delays in the product supply chain and in anticipated timelines for its preclinical studies and clinical trials.